Commitments and Contingencies (Details Textual) - USD ($)		3 Months Ended		9 Months Ended
	Oct. 13, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Operating Leases, Rent Expense		$ 4,300,000	$ 4,200,000	$ 10,900,000	$ 8,600,000
Capitol Acquisition Corp. III [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Consulting agreements annual fee	$ 550,000
Aggregate Success Fee	$ 1,125,000
Other Liabilities [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Rent Credit		$ 8,400,000		$ 8,400,000		$ 9,400,000
Underwriting Agreements [Member] | Capitol Acquisition Corp. III [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Upfront underwriting discount	2.00%
Deferred Underwriting Discount Percent	3.50%